                        GROUP VARIABLE ANNUITY CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                             CHICAGO PUBLIC SCHOOLS
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042


       SUPPLEMENT DATED JUNE 18, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

                SUPPLEMENT DATED JUNE 18, 2004 TO THE PROSPECTUS

Hartford MidCap HLS Fund Sub-Account is closed to any Contract issued on or after August 16, 2004.

Hartford MidCap HLS Fund will remain open to certain owners of other investment products offered by Hartford and to certain qualified retirement plans.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4303